Other current assets (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of Other Current Assets

	31 December 2019	31 December 2018
Receivables from the Ministry of Transport and Infrastructure of Turkey	669,621	415,524
Prepaid expenses	135,881	79,149
VAT receivable	109,777	65,123
Receivables from tax office	99,882	83,392
Advances given to suppliers	90,454	92,715
Other advances given (Note 40)	65,263	—
Restricted cash	—	204,077
Other	156,126	151,532

	1,327,004	1,091,512